Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss			$ (32,843,000)	$ (32,361,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense			494,000	0
Inducement expense			8,307,000	0
Accretion of debt discount			2,857,000	0
Gain on extinguishment of debt			(250,000)	0
Gain (loss) in fair value of derivative instruments			1,222,000	(1,638,000)
Depreciation and amortization			1.6	0.6
Change in fair value of conditionally redeemable 6% Preferred Stock			701,000	(514,000)
Gain on modification of convertible debt			(602,000)	0
Depreciation, depletion, amortization and accretion of asset retirement obligation			1,698,000	584,000
Impairment of evaluated oil and gas properties			4,718,000	24,478,000
Equity instruments issued for services and compensation			7,078,000	3,450,000
Accretion of asset retirement obligation			132,000	10,000
Amortization of deferred financing cost			328,000	52,000
Changes in operating assets and liabilities:
Accounts receivable			(1,264,000)	(120,000)
Other assets			1,554,000	57,000
Accounts payable, accrued expenses and other liabilities			(307,000)	2,027,000
Net cash used in operating activities			(6,309,000)	(3,951,000)
Cash flows from investing activities:
Acquisition and development of oil and natural gas properties			(546,000)	0
Cash advance to Brushy Resources, Inc.			0	(1,750,000)
Cash consideration for Brushy merger, net of cash acquired			(2,302,000)	0
Restricted cash			0	145,000
Capital expenditures			(16,828,000)	(98,000)
Net cash used in investing activities			(19,130,000)	(1,703,000)
Cash flows from financing activities:
Net proceeds from issuance of Series B Preferred Stock			18,195,000	0
Proceeds from warrant exercise			187,000	0
Dividend payments on preferred stock			0	(180,000)
Debt issuance costs			(1,299,000)	(266,000)
Proceeds from issuance of term loan			31,000,000	0
Proceeds from bridge notes, net			2,863,000	5,950,000
Repayment of debt			(13,879,000)	(250,000)
Net cash provided by financing activities			37,067,000	5,254,000
Increase (decrease) in cash			11,628,000	(400,000)
Cash at beginning of period	$ 110,000	$ 510,000	110,000	510,000
CASH AT END OF THE PERIOD			11,738,000	110,000	$ 510,000
Cash, end of period			11,700,000
Supplemental disclosure:
Cash paid for interest			762,000	365,000
Brushy Resources, Inc [Member]
Cash flows from operating activities:
Net loss	(3,325,000)	(2,689,000)		(65,764,766,000)	(2,760,920)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain (loss) in fair value of derivative instruments				(1,270,000)	(2,066,000)
Depreciation and amortization	718,000	2,507,000
Depreciation, depletion, amortization and accretion of asset retirement obligation				22,510,290,000	10,140,152
Impairment of evaluated oil and gas properties	0	0		55,753,481,000	4,428,378
Deferred income taxes	0	(288,000)		(14,039,742)	(1,506,168)
Equity instruments issued for services and compensation	206,000	506,000		1,124,700,000	1,473,800
Accretion of asset retirement obligation	63,000	63,000		187,183,000	319,703
Change in fair value of derivative contracts	733,000	202,000		1,032,955	(1,880,107)
Amortization of deferred financing cost	7,000	54,000		438,535,000	192,739
Write off deferred offering costs				537,927	0
Loss on disposal of fixed assets	0	2,000		(2,375,333)	(2,115,916)
Changes in operating assets and liabilities:
Accounts receivable	316,000	631,000		759,132,000	(82,079)
Joint interest receivable	10,000	135,000		336,500	(447,627)
Prepaid expenses and other current assets	(65,000)	15,000		100,776	71,808
Accounts payable, accrued expenses and other liabilities	(117,000)	(2,151,000)		37,345,000	(1,134,686)
Joint interest revenues payable	7,000	(118,000)		188,899	(138,856)
Net cash used in operating activities	(1,447,000)	(1,131,000)		827,882,000	6,560,221
Cash flows from investing activities:
Development of oil and natural gas properties				(5,101,544)	(16,492,626)
Acquisition and development of oil and natural gas properties	(90,000)	(316,000)
Acquisition of oil and natural gas properties	(4,000)	0		0	(16,803,448)
Proceeds from sale of oil and natural gas properties	0	3,000		7,083,778	1,891,743
Acquisition of other property and equipment				0	(9,495)
Oil and natural gas abandonment costs				0	(27,345)
Net cash used in investing activities	(94,000)	(313,000)		1,982,234,000	(31,441,171)
Cash flows from financing activities:
Proceeds from notes payable	608,000	0		9,750,000	24,060,170
Debt issuance costs				(229,937,000)	(210,612)
Deferred offering costs	0	(7,000)		(7,310)	(86,231)
Principle payments on notes payable	(1,042,000)	(765,000)		(13,058,030)	(1,102,367)
Net cash provided by financing activities	(434,000)	(772,000)		(3,545,277,000)	22,660,960
Net (decrease) in cash	(1,975,000)	(2,216,000)		(735,161)	(2,219,990)
Cash, beginning of period	2,839,266	3,574,427	$ 2,839,266	3,574,427	5,794,417
Cash, end of period	864,000	1,138,000		2,839,266	3,574,427
Supplemental disclosure:
Cash paid for income taxes				12,766	3,835
Cash paid for interest	451,000	270,000		829,153,000	2,231,137
Supplemental disclosure of non-cash investing transactions
Payables related to oil and natural gas capitalized expenditures	$ 102,000	$ 298,000		3,131,917	1,537,638
Capitalized asset retirement cost				(41,574)	849,181
Payable settled through asset sales				$ 0	$ 3,872,674